Foreign currency translation reserve (Tables)	12 Months Ended
Dec. 31, 2025
Foreign currency translation reserve
Summary of movement of the Foreign currency translation reserve

Foreign currency
translation reserve
USD
As of 1 January 2023	(4,347,257)
Currency translation difference	(6,252,297)
Transfer to reserve of disposal groups classified as held for sale	(866,512)
As of 31 December 2023	(11,466,066)
Currency translation difference	(5,137,720)
As of 31 December 2024	(16,603,786)
Currency translation difference	356,650
As of 31 December 2025	(16,247,136)

Summary of movement of the reserve of disposal groups classified as held for sale

Reserve of disposal
groups classified as held
for sale
USD
As of 1 January 2023	(492,474)
Currency translation difference	953,002
Transfer from foreign currency translation reserve	866,512
Disposal of subsidiaries	779,697
As of 31 December 2023	2,106,737
Currency translation difference	265,777
As of 31 December 2024	2,372,514
Currency translation difference	(78,058)
As of 31 December 2025	2,294,456